Distribution Date:	05/17/23	WFRBS Commercial Mortgage Trust 2014-C22
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C22
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	23	Trust Administrator	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	24
			PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 1	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	26		Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	31		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890KAW5	1.479000%	57,333,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890KAX3	2.976000%	75,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890KAY1	3.528000%	59,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890KAZ8	3.488000%	360,000,000.00	305,796,932.22	2,824,830.54	888,849.75	0.00	0.00	3,713,680.29	302,972,101.68	37.58%	30.00%
A-5	92890KBA2	3.752000%	386,043,000.00	386,043,000.00	0.00	1,207,027.78	0.00	0.00	1,207,027.78	386,043,000.00	37.58%	30.00%
A-SB	92890KBB0	3.464000%	102,144,000.00	27,359,953.13	2,243,996.69	78,979.06	0.00	0.00	2,322,975.75	25,115,956.44	37.58%	30.00%
A-S	92890KBC8	4.069000%	104,132,000.00	104,132,000.00	0.00	353,094.26	0.00	0.00	353,094.26	104,132,000.00	28.48%	23.00%
B	92890KBF1	4.371000%	68,802,000.00	68,802,000.00	0.00	250,611.29	0.00	0.00	250,611.29	68,802,000.00	22.46%	18.38%
C	92890KBG9	3.764911%	52,066,000.00	52,066,000.00	0.00	163,353.22	0.00	0.00	163,353.22	52,066,000.00	17.91%	14.88%
D	92890KAJ4	3.905911%	111,570,000.00	111,570,000.00	0.00	363,152.09	0.00	0.00	363,152.09	111,570,000.00	8.16%	7.38%
E	92890KAL9	3.455000%	31,611,000.00	31,611,000.00	0.00	91,013.34	0.00	0.00	91,013.34	31,611,000.00	5.39%	5.25%
F	92890KAN5	3.455000%	14,876,000.00	14,876,000.00	0.00	42,830.48	0.00	0.00	42,830.48	14,876,000.00	4.09%	4.25%
G	92890KAQ8	3.455000%	63,223,793.00	46,840,871.33	0.00	49,294.14	0.00	0.00	49,294.14	46,840,871.33	0.00%	0.00%
R	92890KAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890KAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,487,599,795.00	1,149,097,756.68	5,068,827.23	3,488,205.41	0.00	0.00	8,557,032.64	1,144,028,929.45

X-A	92890KBD6	0.779442%	1,145,451,000.00	823,331,885.35	0.00	534,782.84	32,780.80	0.00	567,563.64	818,263,058.12
X-B	92890KBE4	0.451917%	232,438,000.00	232,438,000.00	0.00	87,535.56	0.00	0.00	87,535.56	232,438,000.00
X-C	92890KAA3	1.008911%	31,611,000.00	31,611,000.00	0.00	26,577.24	0.00	0.00	26,577.24	31,611,000.00
X-D	92890KAC9	1.008911%	14,876,000.00	14,876,000.00	0.00	12,507.14	0.00	0.00	12,507.14	14,876,000.00
X-E	92890KAE5	1.008911%	63,223,793.00	46,840,871.33	0.00	39,381.90	0.00	0.00	39,381.90	46,840,871.33
X-Y	92890KAG0	0.200000%	29,558,534.00	10,674,001.78	0.00	1,779.00	0.00	0.00	1,779.00	10,665,615.54
Notional SubTotal			1,517,158,327.00	1,159,771,758.46	0.00	702,563.68	32,780.80	0.00	735,344.48	1,154,694,544.99

Deal Distribution Total					5,068,827.23	4,190,769.09	32,780.80	0.00	9,292,377.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890KAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890KAZ8	849.43592283	7.84675150	2.46902708	0.00000000	0.00000000	0.00000000	0.00000000	10.31577858	841.58917133
A-5	92890KBA2	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
A-SB	92890KBB0	267.85668400	21.96895256	0.77321292	0.00000000	0.00000000	0.00000000	0.00000000	22.74216547	245.88773144
A-S	92890KBC8	1,000.00000000	0.00000000	3.39083337	0.00000000	0.00000000	0.00000000	0.00000000	3.39083337	1,000.00000000
B	92890KBF1	1,000.00000000	0.00000000	3.64250007	0.00000000	0.00000000	0.00000000	0.00000000	3.64250007	1,000.00000000
C	92890KBG9	1,000.00000000	0.00000000	3.13742596	0.00000000	0.00000000	0.00000000	0.00000000	3.13742596	1,000.00000000
D	92890KAJ4	1,000.00000000	0.00000000	3.25492597	0.00000000	0.00000000	0.00000000	0.00000000	3.25492597	1,000.00000000
E	92890KAL9	1,000.00000000	0.00000000	2.87916675	0.00000000	0.00000000	0.00000000	0.00000000	2.87916675	1,000.00000000
F	92890KAN5	1,000.00000000	0.00000000	2.87916644	0.00000000	0.00000000	0.00000000	0.00000000	2.87916644	1,000.00000000
G	92890KAQ8	740.87410937	0.00000000	0.77967704	1.35342307	109.29332063	0.00000000	0.00000000	0.77967704	740.87410937
R	92890KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890KBD6	718.78402948	0.00000000	0.46687535	0.00000000	0.00000000	0.02861825	0.00000000	0.49549360	714.35884915
X-B	92890KBE4	1,000.00000000	0.00000000	0.37659746	0.00000000	0.00000000	0.00000000	0.00000000	0.37659746	1,000.00000000
X-C	92890KAA3	1,000.00000000	0.00000000	0.84075923	0.00000000	0.00000000	0.00000000	0.00000000	0.84075923	1,000.00000000
X-D	92890KAC9	1,000.00000000	0.00000000	0.84075961	0.00000000	0.00000000	0.00000000	0.00000000	0.84075961	1,000.00000000
X-E	92890KAE5	740.87410937	0.00000000	0.62289683	0.00000000	0.00000000	0.00000000	0.00000000	0.62289683	740.87410937
X-Y	92890KAG0	361.11404510	0.00000000	0.06018566	0.00000000	0.00000000	0.00000000	0.00000000	0.06018566	360.83032873

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	888,849.75	0.00	888,849.75	0.00	0.00	0.00	888,849.75	0.00
A-5	04/01/23 - 04/30/23	30	0.00	1,207,027.78	0.00	1,207,027.78	0.00	0.00	0.00	1,207,027.78	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	78,979.06	0.00	78,979.06	0.00	0.00	0.00	78,979.06	0.00
X-A	04/01/23 - 04/30/23	30	0.00	534,782.84	0.00	534,782.84	0.00	0.00	0.00	534,782.84	0.00
X-B	04/01/23 - 04/30/23	30	0.00	87,535.56	0.00	87,535.56	0.00	0.00	0.00	87,535.56	0.00
X-C	04/01/23 - 04/30/23	30	0.00	26,577.24	0.00	26,577.24	0.00	0.00	0.00	26,577.24	0.00
X-D	04/01/23 - 04/30/23	30	0.00	12,507.14	0.00	12,507.14	0.00	0.00	0.00	12,507.14	0.00
X-E	04/01/23 - 04/30/23	30	0.00	39,381.90	0.00	39,381.90	0.00	0.00	0.00	39,381.90	0.00
X-Y	04/01/23 - 04/30/23	30	0.00	1,779.00	0.00	1,779.00	0.00	0.00	0.00	1,779.00	0.00
A-S	04/01/23 - 04/30/23	30	0.00	353,094.26	0.00	353,094.26	0.00	0.00	0.00	353,094.26	0.00
B	04/01/23 - 04/30/23	30	0.00	250,611.29	0.00	250,611.29	0.00	0.00	0.00	250,611.29	0.00
C	04/01/23 - 04/30/23	30	0.00	163,353.22	0.00	163,353.22	0.00	0.00	0.00	163,353.22	0.00
D	04/01/23 - 04/30/23	30	0.00	363,152.09	0.00	363,152.09	0.00	0.00	0.00	363,152.09	0.00
E	04/01/23 - 04/30/23	30	0.00	91,013.34	0.00	91,013.34	0.00	0.00	0.00	91,013.34	0.00
F	04/01/23 - 04/30/23	30	0.00	42,830.48	0.00	42,830.48	0.00	0.00	0.00	42,830.48	0.00
G	04/01/23 - 04/30/23	30	6,824,369.74	134,862.68	0.00	134,862.68	85,568.54	0.00	0.00	49,294.14	6,909,938.28
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,824,369.74	4,276,337.63	0.00	4,276,337.63	85,568.54	0.00	0.00	4,190,769.09	6,909,938.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information
Total Available Distribution Amount (1)	9,292,377.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,309,139.79	Master Servicing Fee	27,464.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,758.50
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	478.79
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,890.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,309,139.79	Total Fees	32,802.15

Principal		Expenses/Reimbursements
Scheduled Principal	1,798,194.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	77,500.54
Principal Prepayments	3,270,633.09	Special Servicing Fees (Monthly)	7,079.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	988.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,068,827.27	Total Expenses/Reimbursements	85,568.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	32,780.80	Interest Distribution	4,190,769.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,068,827.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	32,780.80
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	32,780.80	Total Payments to Certificateholders and Others	9,292,377.12
Total Funds Collected	9,410,747.86	Total Funds Distributed	9,410,747.81

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,149,097,756.68	1,149,097,756.68	Beginning Certificate Balance	1,149,097,756.68
(-) Scheduled Principal Collections	1,798,194.18	1,798,194.18	(-) Principal Distributions	5,068,827.23
(-) Unscheduled Principal Collections	3,270,633.09	3,270,633.09	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,144,028,929.45	1,144,028,929.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,154,216,455.95	1,154,216,455.95	Ending Certificate Balance	1,144,028,929.45
Ending Actual Collateral Balance	1,148,855,950.51	1,148,855,950.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP	Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP
1,000,000 or less	2	1,736,768.08	0.15%	13	4.2078	1.388970	1.20 or less	12	266,013,201.50	23.25%	12	4.6035	0.723376
1,000,001 to 2,000,000	13	21,646,961.94	1.89%	15	4.6486	1.979134	1.21 to 1.30	2	61,891,768.65	5.41%	15	4.4215	1.273408
2,000,001 to 3,000,000	9	21,704,347.59	1.90%	15	4.6400	2.688943	1.31 to 1.40	3	30,196,454.19	2.64%	15	4.6037	1.317785
3,000,001 to 4,000,000	7	24,520,172.33	2.14%	15	4.5221	1.988000	1.41 to 1.50	6	24,584,684.20	2.15%	15	4.8998	1.459080
4,000,001 to 5,000,000	6	26,776,474.27	2.34%	15	4.7546	1.687435	1.51 to 1.60	3	12,953,107.69	1.13%	15	4.7888	1.549517
5,000,001 to 6,000,000	8	42,268,077.90	3.69%	15	4.7317	1.536533	1.61 to 1.70	8	102,056,312.18	8.92%	15	4.6689	1.664367
6,000,001 to 7,000,000	5	32,956,423.19	2.88%	15	4.6955	1.573945	1.71 to 1.80	7	225,713,180.05	19.73%	16	4.1788	1.762881
7,000,001 to 8,000,000	3	22,123,391.20	1.93%	15	4.4887	2.760832	1.81 to 1.90	4	33,177,429.64	2.90%	16	4.5899	1.829451
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	34,346,873.43	3.00%	16	4.5256	1.963175
9,000,001 to 10,000,000	2	18,988,911.38	1.66%	15	4.4227	2.560563	2.01 to 2.25	7	44,539,577.11	3.89%	15	4.5811	2.164449
10,000,001 to 15,000,000	6	73,907,929.57	6.46%	15	4.6378	2.203156	2.26 to 2.75	5	49,671,486.07	4.34%	16	4.5928	2.349624
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	2	7,019,165.56	0.61%	14	4.2585	2.842290
20,000,001 to 30,000,000	8	203,713,591.75	17.81%	12	4.4926	2.026680	3.01 to 3.50	5	31,014,919.88	2.71%	14	4.4731	3.257445
30,000,001 to 50,000,000	3	135,628,570.69	11.86%	15	4.4655	1.732842	3.51 or greater	8	63,537,987.09	5.55%	15	4.2892	4.230965
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182
70,000,001 to 100,000,000	1	93,905,516.95	8.21%	15	4.5850	0.424300
100,000,001 or greater	2	266,839,010.40	23.32%	16	4.2777	1.465904
Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	28	157,312,782.21	13.75%	14	4.6231	NAP	Ohio	6	18,014,927.85	1.57%	15	4.5906	1.791098
Alabama	1	651,163.95	0.06%	16	4.2200	4.433000	Oklahoma	1	14,279,268.65	1.25%	15	5.0600	1.269100
Arizona	2	6,054,922.23	0.53%	15	4.5317	2.678306	Oregon	1	1,944,023.27	0.17%	15	4.6700	2.510300
Arkansas	1	2,190,615.87	0.19%	15	4.7100	3.579500	Pennsylvania	6	16,070,798.95	1.40%	16	4.5184	2.522337
California	14	251,964,750.20	22.02%	16	4.1906	2.082333	South Carolina	2	7,058,915.27	0.62%	15	4.7911	1.634463
Colorado	1	47,612,500.00	4.16%	15	4.2300	1.274700	Tennessee	3	9,839,572.40	0.86%	15	4.9858	1.809476
Connecticut	5	97,435,924.88	8.52%	15	4.5892	0.490545	Texas	11	68,095,164.39	5.95%	16	4.4571	1.922769
Delaware	1	7,430,816.54	0.65%	16	4.4200	1.775800	Utah	2	11,214,288.65	0.98%	16	4.5630	2.269007
Florida	5	86,782,366.67	7.59%	15	4.6419	1.438460	Washington	2	7,593,927.05	0.66%	15	4.5906	2.312408
Georgia	6	36,482,338.71	3.19%	16	4.6362	2.197574	West Virginia	3	3,420,135.85	0.30%	16	4.5700	1.490800
Illinois	2	5,980,791.38	0.52%	15	4.6880	1.619843	Totals	140	1,144,028,929.45	100.00%	15	4.4997	1.696182
Indiana	1	4,088,132.83	0.36%	14	5.1600	1.432800
									Property Type³
Kansas	1	455,988.11	0.04%	16	4.2200	4.433000
Kentucky	2	12,682,996.74	1.11%	15	4.8703	1.837263		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	2	25,976,745.50	2.27%	15	4.5376	2.243061		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	8	27,574,824.84	2.41%	15	4.5520	3.310550	Defeased	28	157,312,782.21	13.75%	14	4.6231	NAP
Minnesota	1	10,952,314.21	0.96%	16	4.3740	1.820100	Industrial	13	91,431,279.21	7.99%	16	4.5383	2.128180
Missouri	1	1,689,088.40	0.15%	15	5.1500	1.702400	Lodging	8	104,611,584.56	9.14%	15	4.7265	1.470173
Nebraska	1	473,573.78	0.04%	16	4.2200	4.433000	Mixed Use	4	157,494,779.60	13.77%	15	4.5480	1.158318
Nevada	3	17,683,004.09	1.55%	16	5.0624	1.676473	Mobile Home Park	3	14,124,210.66	1.23%	14	4.4127	3.539509
New Hampshire	1	1,207,959.84	0.11%	16	4.2200	4.433000	Multi-Family	19	90,078,765.14	7.87%	7	4.4639	1.545370
New Jersey	1	5,039,125.54	0.44%	15	4.6000	1.119500	Office	11	345,164,369.84	30.17%	15	4.3111	1.403297
New York	13	154,400,939.11	13.50%	15	4.4814	1.359862	Retail	26	114,661,596.62	10.02%	15	4.7046	1.732546
North Carolina	1	3,388,566.47	0.30%	16	4.8300	1.966600	Self Storage	28	69,149,561.57	6.04%	15	4.3806	3.799805
North Dakota	1	20,985,674.99	1.83%	(20)	5.0100	0.509500	Totals	140	1,144,028,929.45	100.00%	15	4.4997	1.696182

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP	Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP
	4.000% or less	5	11,736,625.56	1.03%	15	3.9646	1.639988	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	254,599,655.52	22.25%	16	4.1173	2.144819	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	160,400,726.39	14.02%	15	4.3892	2.097852	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	25	436,113,350.68	38.12%	15	4.5894	1.374787	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	51,296,438.41	4.48%	15	4.8394	1.522867	49 months or greater	75	986,716,147.24	86.25%	15	4.4800	1.688212
	5.001% to 5.250%	7	61,061,578.49	5.34%	3	5.0917	1.073491	Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182
	5.251% to 5.500%	3	11,507,772.19	1.01%	15	5.3021	1.802344
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP	Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP
	60 months or less	75	986,716,147.24	86.25%	15	4.4800	1.688212	Interest Only	7	237,362,500.00	20.75%	16	4.1432	1.804365
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	67,010,685.11	5.86%	4	4.9914	1.137784
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	57	560,083,546.08	48.96%	15	4.5463	1.836956
	Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182	301 months to 360 months	1	116,839,010.40	10.21%	15	4.5700	1.085900
								361 months to 420 months	1	5,420,405.65	0.47%	16	4.1200	1.020000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	25	157,312,782.21	13.75%	14	4.6231	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	61	920,089,732.84	80.43%	14	4.4946	1.598287
	13 months to 24 months	12	63,933,732.45	5.59%	16	4.2653	2.959778
	25 months or greater	2	2,692,681.95	0.24%	15	4.5810	2.223841
	Totals	100	1,144,028,929.45	100.00%	15	4.4997	1.696182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310924435	OF	Los Angeles	CA	Actual/360	4.050%	506,250.00	0.00	0.00	N/A	09/01/24	--	150,000,000.00	150,000,000.00	05/01/23
2	310924864	MU	New York	NY	Actual/360	4.570%	445,538.72	151,462.64	0.00	N/A	08/11/24	--	116,990,473.00	116,839,010.40	05/11/23
3	440000408	OF	Stamford	CT	Actual/360	4.585%	359,379.51	152,368.80	0.00	N/A	08/06/24	--	94,057,885.75	93,905,516.95	05/06/23
4	870924049	LO	Miami	FL	Actual/360	4.620%	177,976.06	104,636.11	0.00	N/A	07/11/24	--	46,227,546.79	46,122,910.68	05/11/23
5	780924917	OF	Denver	CO	Actual/360	4.230%	167,834.06	0.00	0.00	N/A	08/11/24	--	47,612,500.00	47,612,500.00	05/11/23
6	440000415	IN	Various	Various	Actual/360	4.563%	159,556.86	67,880.44	0.00	09/06/24	09/06/44	--	41,961,040.45	41,893,160.01	05/06/23
7	310923196	SS	Various	Various	Actual/360	4.220%	102,674.82	68,890.00	0.00	09/11/24	09/11/44	--	29,196,630.09	29,127,740.09	05/11/23
8	440000409	MU	Hermosa Beach	CA	Actual/360	4.341%	106,157.77	52,350.83	0.00	N/A	09/06/24	--	29,345,617.52	29,293,266.69	05/06/23
9	302480009	MF	Various	TX	Actual/360	4.358%	104,917.02	51,658.47	0.00	N/A	08/11/24	--	28,889,496.85	28,837,838.38	05/11/23
11	302480011	MF	Dickinson	ND	Actual/360	5.010%	87,962.18	83,111.33	0.00	N/A	09/01/21	--	21,068,786.32	20,985,674.99	06/01/18
12	310924344	RT	Chico	CA	Actual/360	4.410%	89,726.99	49,573.60	0.00	N/A	07/11/24	04/11/24	24,415,507.37	24,365,933.77	05/11/23
13	310925007	LO	Aventura	FL	Actual/360	4.640%	88,958.26	51,647.01	0.00	N/A	08/11/24	--	23,006,445.40	22,954,798.39	05/11/23
14	440000423	IN	Houston	TX	Actual/360	4.450%	90,682.60	40,284.28	0.00	09/01/24	09/01/44	--	24,453,733.87	24,413,449.59	05/01/23
15	302480015	OF	Boston	MA	Actual/360	4.550%	94,791.67	0.00	0.00	N/A	08/01/24	--	25,000,000.00	25,000,000.00	05/01/23
16	440000417	IN	Various	Various	Actual/360	4.563%	87,983.21	37,430.79	0.00	09/06/24	09/06/44	--	23,138,254.41	23,100,823.62	05/06/23
19	300571148	OF	Oklahoma City	OK	Actual/360	5.060%	60,405.54	46,156.57	0.00	N/A	08/06/24	--	14,325,425.22	14,279,268.65	05/06/23
21	416000152	MF	Keene	NH	Actual/360	4.750%	55,682.91	28,823.96	0.00	N/A	09/01/24	--	14,067,261.23	14,038,437.27	05/01/23
23	302480023	RT	Las Vegas	NV	Actual/360	5.250%	56,356.69	26,473.87	0.00	N/A	09/01/24	--	12,881,528.05	12,855,054.18	05/01/23
25	302480025	RT	Carson	CA	Actual/360	4.400%	47,877.06	24,733.27	0.00	N/A	09/05/24	--	13,057,378.84	13,032,645.57	05/05/23
26	310921529	LO	Middleton	WI	Actual/360	4.460%	42,841.88	26,500.93	0.00	N/A	08/11/24	--	11,526,964.49	11,500,463.56	05/11/23
27	302480027	RT	Bloomington	MN	Actual/360	4.374%	40,013.71	25,384.93	0.00	N/A	09/01/24	--	10,977,699.14	10,952,314.21	05/01/23
28	310923602	LO	Anaheim	CA	Actual/360	4.440%	42,451.81	22,954.63	0.00	N/A	06/01/24	--	11,473,462.31	11,450,507.68	05/01/23
29	310923071	SS	Newport Beach	CA	Actual/360	4.380%	44,114.04	20,331.81	0.00	N/A	07/11/24	--	12,086,037.09	12,065,705.28	05/11/23
30	310924771	MH	Plymouth Township	MI	Actual/360	4.190%	37,514.60	21,097.44	0.00	N/A	07/11/24	--	10,744,039.12	10,722,941.68	05/11/23
32	310923603	LO	Weston	FL	Actual/360	4.600%	35,493.96	20,896.92	0.00	N/A	05/01/24	--	9,259,293.32	9,238,396.40	05/01/23
35	310923078	SS	Newport Beach	CA	Actual/360	4.380%	34,538.90	15,918.70	0.00	N/A	07/11/24	--	9,462,711.39	9,446,792.69	05/11/23
36	440000411	RT	Stuart	FL	Actual/360	4.465%	35,559.61	14,775.02	0.00	N/A	09/01/24	--	9,556,893.71	9,542,118.69	05/01/23
38	440000398	LO	Decatur	GA	Actual/360	4.834%	28,193.23	23,064.40	0.00	N/A	08/01/24	--	6,998,732.77	6,975,668.37	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	440000413	SS	Fort Worth	TX	Actual/360	4.487%	27,979.11	17,047.16	0.00	N/A	09/01/24	--	7,482,712.23	7,465,665.07	05/01/23
41	302480041	RT	Various	Various	Actual/360	4.793%	30,899.86	14,709.22	0.00	N/A	09/01/24	06/01/24	7,736,248.17	7,721,538.95	05/01/23
42	302480042	OF	Lakewood	CO	Actual/360	4.360%	31,246.67	0.00	0.00	N/A	08/01/24	--	8,600,000.00	8,600,000.00	05/01/23
43	416000149	LO	Lexington	KY	Actual/360	4.840%	29,073.49	15,728.81	0.00	N/A	08/01/24	--	7,208,303.47	7,192,574.66	05/01/23
44	302480044	MF	Nashville	TN	Actual/360	4.530%	26,898.38	16,321.52	0.00	N/A	07/01/24	--	7,125,398.77	7,109,077.25	05/01/23
45	302480045	MF	Newark	DE	Actual/360	4.420%	27,421.70	13,988.60	0.00	N/A	09/01/24	--	7,444,805.14	7,430,816.54	05/01/23
46	310923810	SS	Fullerton	CA	Actual/360	4.540%	25,839.78	13,612.74	0.00	N/A	07/11/24	--	6,829,898.51	6,816,285.77	05/11/23
47	440000400	OF	Garden Grove	CA	Actual/360	4.220%	26,375.00	0.00	0.00	N/A	08/01/24	--	7,500,000.00	7,500,000.00	05/01/23
48	300571154	MU	Miami Beach	FL	Actual/360	4.900%	26,050.93	13,753.57	0.00	N/A	09/06/24	--	6,379,818.85	6,366,065.28	05/06/23
49	310922367	LO	Greenville	SC	Actual/360	4.720%	24,917.58	14,070.46	0.00	N/A	08/01/24	--	6,334,979.08	6,320,908.62	05/01/23
50	300571152	RT	Kent	WA	Actual/360	4.650%	25,404.74	11,205.47	0.00	N/A	08/06/24	--	6,556,062.84	6,544,857.37	05/06/23
51	440000406	MF	Toledo	OH	Actual/360	4.828%	25,558.72	11,286.42	0.00	N/A	08/01/24	--	6,352,622.51	6,341,336.09	05/01/23
52	302480052	LO	Germantown	TN	Actual/360	5.290%	24,567.98	17,544.71	0.00	N/A	08/01/24	--	5,573,076.23	5,555,531.52	05/01/23
53	416000151	LO	Georgetown	KY	Actual/360	4.910%	22,538.69	18,016.40	0.00	N/A	08/01/24	--	5,508,438.48	5,490,422.08	05/01/23
54	300571138	RT	Powell	OH	Actual/360	4.550%	23,755.60	11,665.81	0.00	N/A	07/06/24	--	6,265,212.21	6,253,546.40	05/06/23
55	302480055	LO	Dallas	TX	Actual/360	5.050%	23,018.31	17,519.66	0.00	N/A	09/01/24	--	5,469,698.52	5,452,178.86	08/01/21
56	302480056	LO	Lock Haven	PA	Actual/360	4.610%	18,760.33	15,883.52	0.00	N/A	09/01/24	--	4,883,383.52	4,867,500.00	05/01/23
57	302480057	RT	Tupelo	MS	Actual/360	4.570%	21,066.00	10,862.31	0.00	N/A	09/01/24	--	5,531,554.53	5,520,692.22	05/01/23
58	300571145	RT	Orangeburg	SC	Actual/360	4.760%	20,796.80	11,582.72	0.00	N/A	08/06/24	--	5,242,891.11	5,231,308.39	05/06/23
59	470090450	MF	Bronx	NY	Actual/360	4.120%	18,633.72	6,892.24	0.00	N/A	09/01/24	--	5,427,297.89	5,420,405.65	05/01/23
60	440000403	OF	Fairfield	NJ	Actual/360	4.600%	19,360.34	11,398.32	0.00	N/A	08/01/24	--	5,050,523.86	5,039,125.54	05/01/23
61	310924010	SS	Escondido	CA	Actual/360	4.500%	19,020.52	10,113.89	0.00	N/A	08/11/24	--	5,072,139.90	5,062,026.01	05/11/23
62	416000153	RT	Various	Various	Actual/360	4.570%	19,141.88	9,235.37	0.00	N/A	09/01/24	--	5,026,315.22	5,017,079.85	05/01/23
63	440000393	LO	Kansas City	MO	Actual/360	4.854%	20,166.94	8,869.45	0.00	N/A	07/01/24	04/01/24	4,985,645.82	4,976,776.37	05/01/23
64	440000419	LO	Palm Springs	CA	Actual/360	4.723%	17,656.76	9,904.36	0.00	N/A	09/01/24	--	4,486,154.73	4,476,250.37	05/01/23
65	300571160	MU	Pittsburg	PA	Actual/360	4.800%	20,016.91	7,790.35	0.00	N/A	09/06/24	--	5,004,227.58	4,996,437.23	05/06/23
66	302480066	MF	Baton Rouge	LA	Actual/360	4.947%	17,102.76	13,426.32	0.00	N/A	06/01/24	--	4,148,638.84	4,135,212.52	05/01/23
68	310922132	RT	Springfield	OH	Actual/360	4.790%	15,795.31	13,097.61	0.00	N/A	08/01/24	--	3,957,070.54	3,943,972.93	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
69	300571153	RT	Livonia	MI	Actual/360	5.340%	18,530.78	8,452.37	0.00	N/A	09/06/24	--	4,164,219.41	4,155,767.04	05/06/23
70	302480070	RT	Fishers	IN	Actual/360	5.160%	17,616.05	8,622.79	0.00	N/A	07/06/24	--	4,096,755.62	4,088,132.83	05/06/23
71	300571141	SS	Avon	MA	Actual/360	4.880%	16,530.01	8,886.55	0.00	N/A	04/06/24	--	4,064,756.50	4,055,869.95	05/06/23
73	470091110	MF	New York	NY	Actual/360	4.000%	15,333.33	0.00	0.00	N/A	07/01/24	--	4,600,000.00	4,600,000.00	05/01/23
74	300571150	RT	Bolingbrook	IL	Actual/360	4.720%	16,032.26	7,360.57	0.00	N/A	08/06/24	--	4,075,997.74	4,068,637.17	05/06/23
75	440000404	LO	San Diego	CA	Actual/360	4.839%	15,379.35	8,336.79	0.00	N/A	08/01/24	--	3,813,850.65	3,805,513.86	05/01/23
76	300571147	MF	Houston	TX	Actual/360	4.820%	15,215.75	7,212.82	0.00	N/A	05/06/24	--	3,788,154.20	3,780,941.38	05/06/23
78	470090420	MF	New York	NY	Actual/360	3.880%	11,212.13	8,549.84	0.00	N/A	09/01/24	--	3,467,669.26	3,459,119.42	05/01/23
79	410923741	RT	Bristol	CT	Actual/360	4.700%	13,858.47	7,924.32	0.00	N/A	07/11/24	--	3,538,332.25	3,530,407.93	05/11/23
80	300571156	RT	Memphis	TN	Actual/360	4.680%	13,518.19	7,696.70	0.00	N/A	09/06/24	--	3,466,203.33	3,458,506.63	05/06/23
82	300571155	RT	Franklin	NC	Actual/360	4.830%	13,668.73	7,390.48	0.00	N/A	09/06/24	--	3,395,956.95	3,388,566.47	05/06/23
83	410923616	MF	Sterling Heights	MI	Actual/360	4.290%	11,927.78	7,843.60	0.00	N/A	08/01/24	--	3,336,442.59	3,328,598.99	05/01/23
84	300571149	RT	San Luis	AZ	Actual/360	4.440%	12,647.90	7,351.38	0.00	N/A	08/06/24	--	3,418,351.34	3,410,999.96	05/06/23
85	410924102	SS	Turlock	CA	Actual/360	4.550%	12,429.39	3,278,080.46	0.00	N/A	08/11/24	--	3,278,080.46	0.00	05/11/23
87	410923711	RT	Roswell	GA	Actual/360	4.590%	11,265.72	6,655.92	0.00	N/A	08/11/24	--	2,945,285.92	2,938,630.00	05/11/23
89	470091490	MF	Cincinnati	OH	Actual/360	4.290%	10,160.65	6,645.02	0.00	N/A	09/01/24	--	2,842,140.13	2,835,495.11	05/01/23
92	410923351	SS	Green Valley	AZ	Actual/360	4.650%	10,268.35	5,974.21	0.00	N/A	07/11/24	--	2,649,896.48	2,643,922.27	05/11/23
93	410923225	MF	Clinton Township	MI	Actual/360	4.750%	9,607.79	8,065.85	0.00	N/A	08/01/24	--	2,427,231.41	2,419,165.56	05/01/23
94	302480094	RT	Greenport	NY	Actual/360	5.130%	10,546.59	6,577.13	0.00	N/A	09/05/24	--	2,467,038.23	2,460,461.10	05/05/23
95	410923563	RT	Katy	TX	Actual/360	4.750%	10,038.97	5,610.45	0.00	N/A	08/11/24	--	2,536,161.03	2,530,550.58	05/11/23
96	810922736	RT	Westland	MI	Actual/360	4.770%	7,629.21	10,495.65	0.00	N/A	08/11/24	--	1,919,297.80	1,908,802.15	05/11/23
97	302480097	SS	Fayetteville	AR	Actual/360	4.710%	8,617.33	4,882.88	0.00	N/A	08/01/24	--	2,195,498.75	2,190,615.87	05/01/23
98	870924158	RT	Lima	OH	Actual/360	4.570%	8,087.30	4,811.74	0.00	N/A	08/11/24	--	2,123,580.94	2,118,769.20	05/11/23
100	302480100	MH	Little Rock	AR	Actual/360	4.600%	7,986.14	4,701.81	0.00	N/A	08/05/24	--	2,083,340.76	2,078,638.95	05/05/23
102	810921337	IN	Novi	MI	Actual/360	4.810%	8,130.19	4,476.29	0.00	N/A	07/01/24	--	2,028,322.28	2,023,845.99	05/01/23
103	410923226	MF	Sterling Heights	MI	Actual/360	4.750%	7,947.52	4,441.60	0.00	N/A	08/01/24	--	2,007,794.61	2,003,353.01	05/01/23
104	410923839	SS	Sacramento	CA	Actual/360	4.690%	7,735.40	4,438.47	0.00	N/A	07/11/24	04/11/24	1,979,206.99	1,974,768.52	05/11/23
105	410924331	MF	Corvallis	OR	Actual/360	4.670%	7,582.44	4,356.48	0.00	N/A	08/11/24	--	1,948,379.75	1,944,023.27	05/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
106	300571151	RT	Mansfield	OH	Actual/360	4.950%	8,065.94	4,210.77	0.00	N/A	08/06/24	--	1,955,378.75	1,951,167.98	05/06/23
107	410924739	OF	Studio City	CA	Actual/360	4.240%	6,474.11	4,335.69	0.00	N/A	08/11/24	--	1,832,294.39	1,827,958.70	05/11/23
108	300571142	SS	Southington	CT	Actual/360	4.880%	7,504.99	4,011.89	0.00	N/A	05/06/24	--	1,845,490.01	1,841,478.12	05/06/23
109	300571143	RT	Belleville	IL	Actual/360	4.620%	7,375.31	3,511.68	0.00	N/A	08/06/24	--	1,915,665.89	1,912,154.21	05/06/23
110	440000405	SS	Lakeland	FL	Actual/360	5.252%	7,878.85	3,720.03	0.00	N/A	08/01/24	--	1,800,193.66	1,796,473.63	05/01/23
111	479058100	RT	Marion	SC	Actual/360	4.880%	7,446.40	3,474.78	0.00	N/A	08/01/24	--	1,831,081.66	1,827,606.88	05/01/23
112	302480112	MH	League City	TX	Actual/360	4.540%	6,451.09	3,857.47	0.00	N/A	09/05/24	--	1,705,133.78	1,701,276.31	05/05/23
113	302480113	MH	Liberty	MO	Actual/360	5.150%	7,264.23	3,547.09	0.00	N/A	08/01/24	--	1,692,635.49	1,689,088.40	05/01/23
114	302480114	MH	Rex	GA	Actual/360	5.080%	7,262.44	3,355.30	0.00	N/A	09/05/24	--	1,715,535.88	1,712,180.58	05/05/23
117	470090990	MF	Brooklyn	NY	Actual/360	4.000%	4,674.48	3,441.58	0.00	N/A	07/01/24	--	1,402,343.31	1,398,901.73	05/01/23
120	302480120	MH	Brigham City	UT	Actual/360	5.180%	5,550.12	2,668.02	0.00	N/A	09/01/24	--	1,285,743.04	1,283,075.02	05/01/23
123	470090720	MF	Bronx	NY	Actual/360	4.100%	4,783.33	0.00	0.00	N/A	07/01/24	--	1,400,000.00	1,400,000.00	05/01/23
124	470090930	MF	New York	NY	Actual/360	4.000%	4,166.67	0.00	0.00	N/A	08/01/24	--	1,250,000.00	1,250,000.00	05/01/23
125	302480125	SS	Bonita Springs	FL	Actual/360	5.260%	4,697.95	2,212.34	0.00	N/A	08/01/24	--	1,071,775.20	1,069,562.86	05/01/23
126	470090830	MF	New York	NY	Actual/360	4.000%	3,437.12	2,530.57	0.00	N/A	07/01/24	--	1,031,134.98	1,028,604.41	05/01/23
128	470090400	MF	New York	NY	Actual/360	4.100%	3,384.29	2,414.09	0.00	N/A	06/01/24	--	990,523.49	988,109.40	05/01/23
129	470088610	MF	New York	NY	Actual/360	4.350%	2,720.27	1,760.04	0.00	N/A	07/01/24	--	750,418.72	748,658.68	05/01/23
Totals							4,309,139.79	5,068,827.27	0.00				1,149,097,756.68	1,144,028,929.45
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,090,494.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,077,715.83	19,045,303.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,669,193.79	7,111,464.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,179,003.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,984,730.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,682,054.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,228,581.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,343,009.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,310,118.72	2,583,977.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,667.88	0.00
11	1,111,440.64	0.00	--	--	02/13/23	18,600,131.24	5,322,945.85	92,427.35	6,051,886.90	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,705,710.89	2,558,055.27	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,315,944.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,044,712.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,886,907.19	0.00	--	--	--	0.00	0.00	0.00	0.00	79.71	0.00
19	1,761,655.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,737,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,616,292.83	402,627.19	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,431,902.72	400,200.58	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,426,349.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,694,875.00	714,809.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	2,015,303.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,130,968.48	857,840.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,051,816.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,096,009.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	822,457.78	463,970.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,569,868.10	434,176.80	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,605,401.88	401,306.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(348,371.11)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	693,834.29	227,479.91	01/01/22	03/31/22	--	0.00	26,664.86	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	835,897.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,011,986.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	726,449.00	158,079.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	255,593.00	0.00	--	--	03/13/23	0.00	0.00	40,422.88	849,299.30	96,022.03	0.00
56	305,145.17	256,999.40	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	626,838.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	354,769.00	0.00	--	--	--	0.00	0.00	0.00	0.00	5,835.62	0.00
60	504,887.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1,223,751.75	304,832.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	536,608.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	28,179.66	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	187,372.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	542,306.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	591,819.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	460,914.75	479,315.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	641,223.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	377,756.90	116,539.45	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	126,692.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	473,469.81	156,286.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
80	463,646.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	402,741.83	133,447.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1,095,560.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	531,818.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	527,228.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	491,483.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	445,396.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
92	633,545.30	171,171.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
93	643,734.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	269,785.82	258,670.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	91,941.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
97	593,683.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
98	352,245.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
102	725,524.78	539,867.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
103	407,799.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
104	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
105	318,526.00	186,324.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
106	295,754.00	64,106.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
107	422,822.60	400,226.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
108	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
109	240,255.09	58,693.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
110	450,415.64	112,516.77	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
111	305,658.00	230,299.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
112	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
113	224,817.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
114	305,680.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
117	174,211.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
120	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
123	7,775.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
124	57,756.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
125	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
126	58,747.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
128	92,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
129	79,924.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	153,104,955.64	41,152,612.93				18,600,131.24	5,377,790.37	132,850.23	6,901,186.20	107,605.24	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
85	410924102	3,270,633.09	Payoff w/ penalty	32,780.80	0.00
Totals		3,270,633.09		32,780.80	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	5,452,178.86	1	5,452,178.86	1	20,985,674.99	0	0.00	0	0.00	1	3,270,633.09	4.499690%	4.458666%	15
04/17/23	0	0.00	0	0.00	1	5,469,698.52	1	5,469,698.52	1	21,068,786.32	0	0.00	0	0.00	0	0.00	4.500024%	4.459030%	16
03/17/23	1	4,898,581.36	0	0.00	1	5,486,378.36	1	5,486,378.36	1	21,148,621.15	0	0.00	0	0.00	0	0.00	4.500203%	4.459195%	17
02/17/23	1	4,915,600.05	0	0.00	1	5,505,292.76	1	5,505,292.76	1	21,236,941.38	0	0.00	0	0.00	0	0.00	4.500413%	4.459391%	18
01/18/23	0	0.00	1	4,930,670.51	1	5,521,818.49	1	5,521,818.49	1	21,316,053.88	0	0.00	0	0.00	0	0.00	4.500589%	4.459553%	19
12/16/22	0	0.00	1	4,945,681.38	1	5,538,272.67	1	5,538,272.67	1	21,394,826.54	0	0.00	0	0.00	0	0.00	4.500764%	4.459715%	20
11/18/22	0	0.00	0	0.00	2	10,516,697.23	1	5,555,431.53	1	21,476,236.76	0	0.00	0	0.00	1	21,251,680.50	4.500948%	4.458934%	21
10/17/22	0	0.00	0	0.00	2	10,547,895.76	1	5,571,740.17	1	21,554,321.34	0	0.00	0	0.00	0	0.00	4.501461%	4.459725%	22
09/16/22	0	0.00	0	0.00	2	10,580,382.07	1	5,588,758.78	1	21,635,068.44	0	0.00	0	0.00	3	7,050,078.48	4.501640%	4.459889%	23
08/17/22	0	0.00	0	0.00	2	10,611,316.27	1	5,604,923.12	1	21,712,470.73	0	0.00	0	0.00	1	1,548,943.26	4.500733%	4.458849%	24
07/15/22	0	0.00	0	0.00	3	12,195,444.04	1	5,621,017.47	1	21,789,540.53	0	0.00	0	0.00	3	20,772,591.83	4.501783%	4.459581%	25
06/17/22	0	0.00	0	0.00	3	12,232,134.25	1	5,637,829.57	1	21,869,309.67	0	0.00	0	0.00	1	1,427,047.91	4.493521%	4.450717%	26
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	302480011	06/01/18	58	5	92,427.35	6,051,886.90	0.00	25,423,947.61	02/15/16	7			09/27/17
55	302480055	08/01/21	20	6	40,422.88	849,299.30	278,861.90	5,798,966.91	04/10/20	11		03/12/18
Totals					132,850.23	6,901,186.20	278,861.90	31,222,914.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		20,985,675	0	0		20,985,675
0 - 6 Months		0	0	0		0
7 - 12 Months		50,234,165	50,234,165	0		0
13 - 24 Months		954,273,917	948,821,738	0		5,452,179
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		118,535,173	118,535,173	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,144,028,929	1,117,591,076	0	0	5,452,179	20,985,675
Apr-23	1,149,097,757	1,122,559,272	0	0	5,469,699	21,068,786
Mar-23	1,150,773,999	1,119,240,418	4,898,581	0	5,486,378	21,148,621
Feb-23	1,152,789,481	1,121,131,647	4,915,600	0	5,505,293	21,236,941
Jan-23	1,154,451,091	1,122,682,548	0	4,930,671	5,521,818	21,316,054
Dec-22	1,156,106,112	1,124,227,331	0	4,945,681	5,538,273	21,394,827
Nov-22	1,157,870,516	1,125,877,582	0	0	10,516,697	21,476,237
Oct-22	1,180,794,590	1,148,692,372	0	0	10,547,896	21,554,321
Sep-22	1,182,579,399	1,150,363,948	0	0	10,580,382	21,635,068
Aug-22	1,191,293,435	1,158,969,648	0	0	10,611,316	21,712,471
Jul-22	1,194,504,119	1,160,519,135	0	0	12,195,444	21,789,541
Jun-22	1,217,082,601	1,182,981,157	0	0	12,232,134	21,869,310
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	302480011	20,985,674.99	25,423,947.61	16,700,000.00	01/25/23	1,046,057.64	0.50950	12/31/22	09/01/21	171
45	302480045	7,430,816.54	7,430,816.54	11,000,000.00	07/01/14	441,230.00	1.77580	06/30/21	09/01/24	255
55	302480055	5,452,178.86	5,798,966.91	10,500,000.00	01/01/23	255,593.00	0.52540	12/31/22	09/01/24	195
Totals		33,868,670.39	38,653,731.06	38,200,000.00		1,742,880.64

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	302480011	MF	ND	02/15/16	7

The subject property is a 234-unit multifamily property located in Dickinson, ND, which is within the Bakken shale formation area. As of March 2023, the property is 97% occupied with average effective rents of $1.09/SF or $995/month. Given the high histor ical occupancy at the property, the PM is being aggressive on renewal rates which have averaged over 6% for the past three months. A revenue management system has been put into place in order to maximize revenue and manage occupancy. Occupancy among the p roperty comps is currently 92% with rents comparable or slightly lower than the subject. The submarket is highly sensitive to demand for oil service labor and although the current high price of oil has not translated into a return to pre-COVID drilling ac tivity in the Bakken, occupancy and rents have recovered. The property was inspected in September 2022 and found to be in good condition, with no deferred maintenance issues noted. The Trust took title via foreclosure sale on 9/27/17. Delinquency for Feb ruary closed at .1%. The 2023 operating budget is complete. The property will be marketed for sale in the May 15-17th auction event.
45	302480045	MF	DE	06/03/22	13

Loan transferred to Special Servicing due to imminent non monetary default effective 6/3/2022. The subject is a 100 unit multifamily property, built in 1963 and located in Newark, DE. The borrower has been non-communicative for an extended period of time and has provided no recent operating information. The special servicer is continuing to press the borrower to cure heavily delinquent reporting obligations

55	302480055	LO	TX	04/10/20	11

COVID - The loan transferred to special servicing effective 4/10/2020 for imminent monetary default. The 90-room hotel in Dallas, TX was built in 2009. The property was inspected on 4/11/23 and found to be in good condition. The Borrower had requested fo rbearance relief and came to an agreement with the Special Servicer on loan modification terms. However, the Borrower was unable to follow through with those terms and did not present another viable workout proposal. Receiver was appointed in July 2021. T he Special Servicer is evaluating alternatives including foreclosure. TTM March 2023 indicates 61.3% occupancy, $99.56 ADR, and $61.00 RevPAR (compares to 63.1%, $95.48 and $60.21 for TTM March 2022).

TTM March 2023 RevPAR Index of 76.1 compares to 81.1 T TM 2022 and 67.0 TTM 2021. The trailing three-month RevPAR Index changed year-over-year from 81.5 in 2022 to 75.8 in 2023.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	310921529	12,352,340.32	4.46000%	12,352,340.32	4.46000%	10	05/31/20	06/11/20	07/13/20
43	416000149	7,702,985.03	4.84000%	7,702,985.03	4.84000%	10	06/02/20	06/01/20	06/11/20
50	300571152	6,900,911.97	4.65000%	6,900,911.97	4.65000%	10	05/05/20	05/06/20	07/13/20
53	416000151	6,053,078.28	4.91000%	6,053,078.28	4.91000%	10	07/06/20	08/01/20	08/11/20
55	302480055	6,013,034.54	5.05000%	6,013,034.54	5.05000%	8	08/15/18	08/15/18	--
56	302480056	5,420,269.01	4.61000%	5,420,269.01	4.61000%	9	08/15/18	12/22/21	--
56	302480056	0.00	4.61000%	0.00	4.61000%	9	12/22/21	12/22/21	--
68	310922132	4,343,006.49	4.79000%	4,343,006.49	4.79000%	10	07/17/20	05/01/20	09/11/20
75	440000404	0.00	4.83900%	0.00	4.83900%	10	06/25/20	05/06/20	08/11/20
Totals		48,785,625.64		48,785,625.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000156 10/18/19	15,026,413.25	7,200,000.00	3,962,782.63	2,532,734.19	3,811,673.24	1,278,939.05	13,747,474.20	0.00	270,922.15	13,476,552.05	83.39%
37	302480037 08/17/21	8,008,628.03	7,700,000.00	7,601,803.29	2,166,730.52	7,300,153.34	5,133,422.82	2,875,205.21	0.00	136,135.44	2,739,069.77	30.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		23,035,041.28	14,900,000.00	11,564,585.92	4,699,464.71	11,111,826.58	6,412,361.87	16,622,679.41	0.00	407,057.59	16,215,621.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000156	12/17/20	0.00	0.00	13,476,552.05	0.00	0.00	(103,621.43)	0.00	0.00	13,374,985.60
		12/17/19	0.00	0.00	13,580,173.48	0.00	0.00	(167,300.72)	0.00	0.00
		10/18/19	0.00	0.00	13,747,474.20	0.00	0.00	13,747,474.20	0.00	(101,566.45)
37	302480037	12/17/21	0.00	0.00	2,739,069.77	0.00	0.00	(136,135.44)	0.00	0.00	2,739,069.77
		08/17/21	0.00	0.00	2,875,205.21	0.00	0.00	2,875,205.21	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,215,621.82	0.00	0.00	16,215,621.82	0.00	(101,566.45)	16,114,055.37

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	4,389.33	0.00	0.00	77,500.54	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	1,551.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	366.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,139.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	346.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	275.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,079.85	0.00	988.15	77,500.54	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,568.54

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Supplemental Notes

None

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